AB Discovery Value Fund

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Industrials – 22.0%
Air Freight & Logistics – 1.5%
CH Robinson Worldwide, Inc.	360,180	$37,282,232

Building Products – 1.2%
Builders FirstSource, Inc.(a) (b)	172,011	29,929,914

Commercial Services & Supplies – 2.4%
ABM Industries, Inc.	514,692	29,414,648
MillerKnoll, Inc.(a)	1,030,287	30,341,952

		59,756,600

Construction & Engineering – 4.5%
Dycom Industries, Inc.(b)	83,259	14,650,254
Fluor Corp.(b)	628,898	31,488,923
MasTec, Inc.(b)	294,501	33,316,898
WillScot Holdings Corp.(b)	846,260	32,614,860

		112,070,935

Electrical Equipment – 2.0%
Regal Rexnord Corp.(a)	199,283	33,441,680
Sensata Technologies Holding PLC(a)	418,910	16,148,981

		49,590,661

Ground Transportation – 1.4%
ArcBest Corp.	315,325	33,519,047

Machinery – 5.9%
Gates Industrial Corp. PLC(b)	1,726,190	31,347,610
John Bean Technologies Corp.(a)	267,652	24,045,856
Middleby Corp. (The)(a) (b)	236,179	33,211,491
Oshkosh Corp.	216,206	23,330,789
Pentair PLC	383,730	34,033,014

		145,968,760

Professional Services – 2.1%
Robert Half, Inc.	446,723	27,996,130
WNS Holdings Ltd.(a) (b)	405,175	23,986,360

		51,982,490

Trading Companies & Distributors – 1.0%
Herc Holdings, Inc.	173,680	25,421,542

		545,522,181

Financials – 20.3%
Banks – 11.1%
BankUnited, Inc.	767,917	29,511,050
Comerica, Inc.	556,589	31,786,798
First BanCorp./Puerto Rico	1,400,557	29,943,909
First Citizens BancShares, Inc./NC - Class A	20,136	40,890,175
First Hawaiian, Inc.	1,295,599	31,521,924
Texas Capital Bancshares, Inc.(b)	377,797	25,395,514
Webster Financial Corp.	569,321	27,002,895
Wintrust Financial Corp.(a)	285,125	31,021,600

Company	Shares	U.S. $ Value

Zions Bancorp NA	589,967	$29,238,764

		276,312,629

Capital Markets – 4.1%
Cboe Global Markets, Inc.	138,676	28,484,050
Invesco Ltd.	1,751,222	29,928,384
Moelis & Co. - Class A	200,421	13,386,119
Stifel Financial Corp.	330,626	29,141,376

		100,939,929

Financial Services – 2.3%
NCR Atleos Corp.(a) (b)	997,479	28,537,874
Walker & Dunlop, Inc.	269,953	28,901,168

		57,439,042

Insurance – 2.8%
American Financial Group, Inc./OH	219,428	29,319,970
Hanover Insurance Group, Inc. (The)	159,174	23,396,986
Kemper Corp.	252,753	15,799,590

		68,516,546

		503,208,146

Consumer Discretionary – 15.1%
Automobile Components – 2.5%
Adient PLC(b)	989,515	22,382,829
BorgWarner, Inc.	1,157,139	39,423,726

		61,806,555

Diversified Consumer Services – 1.3%
ADT, Inc.(a)	4,313,707	31,446,924

Hotels, Restaurants & Leisure – 1.3%
Dine Brands Global, Inc.(a)	366,543	11,590,090
Viking Holdings Ltd.(b)	611,088	20,502,002

		32,092,092

Household Durables – 2.0%
PulteGroup, Inc.(a)	162,797	21,432,225
Taylor Morrison Home Corp.(b)	431,980	29,085,214

		50,517,439

Leisure Products – 1.2%
Brunswick Corp./DE(a)	366,368	28,961,390

Specialty Retail – 3.8%
AutoNation, Inc.(b)	206,866	36,818,011
Bath & Body Works, Inc.	780,916	24,020,976
Dick’s Sporting Goods, Inc.	115,560	27,383,097
Group 1 Automotive, Inc.(a)	13,388	5,044,063

		93,266,147

Textiles, Apparel & Luxury Goods – 3.0%
Crocs, Inc.(b)	185,826	27,162,187

Company	Shares	U.S. $ Value

PVH Corp.(a)	230,803	$22,777,948
Tapestry, Inc.	630,226	25,820,359

		75,760,494

		373,851,041

Information Technology – 11.6%
Communications Equipment – 2.0%
Calix, Inc.(b)	665,064	24,766,984
F5, Inc.(b)	8,707	1,768,827
Lumentum Holdings, Inc.(a) (b)	385,548	22,211,420

		48,747,231

Electronic Equipment, Instruments & Components – 3.3%
Avnet, Inc.	471,900	26,039,442
Belden, Inc.	229,368	24,606,599
TD SYNNEX Corp.	260,489	31,628,575

		82,274,616

Semiconductors & Semiconductor Equipment – 2.8%
Amkor Technology, Inc.	812,624	26,735,329
FormFactor, Inc.(b)	390,056	19,023,031
Synaptics, Inc.(b)	281,542	22,923,150

		68,681,510

Software – 3.5%
ACI Worldwide, Inc.(b)	587,089	29,565,802
CommVault Systems, Inc.(b)	188,941	29,361,431
Gen Digital, Inc.	1,111,754	29,417,011

		88,344,244

		288,047,601

Real Estate – 7.7%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc. - Class A(a)	866,356	15,854,315

Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	231,847	24,102,814

Industrial REITs – 2.1%
First Industrial Realty Trust, Inc.	395,749	22,450,841
STAG Industrial, Inc.	762,066	30,924,638

		53,375,479

Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.(b)	175,820	44,874,539

Residential REITs – 1.4%
Independence Realty Trust, Inc.(a)	1,625,440	33,776,643

Specialized REITs – 0.8%
CubeSmart	365,853	18,962,161

		190,945,951

Company	Shares	U.S. $ Value

Health Care – 7.1%
Health Care Equipment & Supplies – 3.0%
Avantor, Inc.(a) (b)	1,152,832	$29,789,179
Integra LifeSciences Holdings Corp.(a) (b)	658,131	13,386,385
Teleflex, Inc.	126,420	30,994,391

		74,169,955

Health Care Providers & Services – 2.5%
AMN Healthcare Services, Inc.(a) (b)	229,415	12,165,877
Encompass Health Corp.	378,550	35,224,078
Pediatrix Medical Group, Inc.(b)	1,413,320	15,348,655

		62,738,610

Life Sciences Tools & Services – 1.6%
Fortrea Holdings, Inc.(a) (b)	479,779	11,063,704
Revvity, Inc.(a)	220,510	27,021,295

		38,084,999

		174,993,564

Energy – 5.4%
Oil, Gas & Consumable Fuels – 5.4%
Cameco Corp.	787,568	32,164,277
HF Sinclair Corp.	318,551	15,653,596
Magnolia Oil & Gas Corp. - Class A(a)	1,219,649	31,235,211
Matador Resources Co.	421,430	23,903,510
Northern Oil and Gas, Inc.(a)	741,733	29,506,139

		132,462,733

Materials – 3.4%
Chemicals – 2.5%
Avient Corp.	654,678	32,164,330
Element Solutions, Inc.	1,100,205	29,419,482

		61,583,812

Containers & Packaging – 0.9%
Berry Global Group, Inc.(a)	314,398	21,649,446

		83,233,258

Communication Services – 2.5%
Media – 2.5%
Criteo SA (Sponsored ADR)(b)	621,489	29,477,223
Nexstar Media Group, Inc.(a)	193,668	33,093,988

		62,571,211

Utilities – 2.3%
Electric Utilities – 2.3%
IDACORP, Inc.	288,585	29,409,697
Portland General Electric Co.(a)	559,489	26,917,016

		56,326,713

Consumer Staples – 1.8%
Food Products – 1.8%
Lamb Weston Holdings, Inc.(a)	236,608	14,650,767

Company	Shares	U.S. $ Value

Nomad Foods Ltd.	1,590,485	$29,901,118

		44,551,885

Total Common Stocks (cost $2,024,109,395)		2,455,714,284

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $24,959,376)	24,959,376	24,959,376

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $2,049,068,771)		2,480,673,660

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $927,500)	927,500	927,500

Total Investments – 100.2% (cost $2,049,996,271)(f)		2,481,601,160
Other assets less liabilities – (0.2)%		(5,679,295)

Net Assets – 100.0%		$2,475,921,865

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $542,628,135 and gross unrealized depreciation of investments was $(111,023,246), resulting in net unrealized appreciation of $431,604,889.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,455,714,284	$—	$—	$2,455,714,284
Short-Term Investments	24,959,376	—	—	24,959,376
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	927,500	—	—	927,500

Total Investments in Securities	2,481,601,160	—	—	2,481,601,160
Other Financial Instruments(b)	—	—	—	—

Total	$2,481,601,160	$—	$—	$2,481,601,160

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$554,588	$529,629	$24,959	$631
Government Money Market Portfolio*	0	139,123	138,196	927	55
Total	$0	$693,711	$667,825	$25,886	$686

*	Investments of cash collateral for securities lending transactions.